Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Stock-Based Compensation [Abstract]
Summary Of Stock Option Activity

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value
Outstanding at beginning of year	96,379	$7.65
Expired	-
Cancelled or forfeited	(941)	8.19
Outstanding at end of period	95,438	$7.64	3.4	$604

Exercisable at end of period	95,438	$7.64	3.4	$604

Summary Of Changes In Company's Nonvested Restricted Shares

Nonvested Shares	Shares	Weighted Average Grant-Date Fair Value
Nonvested at January 1, 2019	69,324	$11.91
Granted	73,738	13.35
Vested	(36,288)	11.38
Forfeited	(3,858)	12.37
Nonvested at December 31, 2019	102,916	$13.11